As filed with the Securities and Exchange
Commission on December 19, 2011
1933 Act File No. 333-126293
1940 Act File No. 811-21779
U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
PRE-EFFECTIVE AMENDMENT NO. ☐
POST-EFFECTIVE AMENDMENT NO. 61
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
AMENDMENT NO. 63
(CHECK APPROPRIATE BOX OR BOXES)
JOHN HANCOCK FUNDS II
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE
(617) 663-2999
THOMAS M. KINZLER, ESQ.
601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(NAME AND ADDRESS OF AGENT FOR SERVICE)
COPIES OF COMMUNICATIONS TO:
MARK P. GOSHKO, ESQ.
K&L GATES LLP
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111-2950
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box):
☑	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on ___________________ pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
This filing relates solely to Currency Strategies Fund, Fundamental All Cap Core Fund, Fundamental Large Cap Core Fund, Fundamental Large Cap Value Fund, Global High Yield Fund, Multi Sector Bond Fund, Technical Opportunities Fund and Technical Opportunities Fund II.
No information contained herein is intended to amend or supersede any prior filing relating to other series of the Registrant.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 19th day of December 2011.

JOHN HANCOCK FUNDS II
By:	/s/ Hugh McHaffie
Hugh McHaffie
President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE	TITLE	DATE

/s/ Hugh McHaffie Hugh McHaffie	President (Chief Executive Officer)	December 19, 2011

/s/ Charles A. Rizzo Charles A. Rizzo	Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)	December 19, 2011

/s/ Charles L. Bardelis * Charles L. Bardelis	Trustee	December 19, 2011

/s/ James R. Boyle * James R. Boyle	Trustee	December 19, 2011

/s/ Peter S. Burgess * Peter S. Burgess	Trustee	December 19, 2011

/s/ Grace K. Fey* Grace K. Fey	Trustee	December 19, 2011

/s/ Theron S. Hoffman* Theron S. Hoffman	Trustee	December 19, 2011

/s/ Hassell H. McClellan * Hassell H. McClellan	Trustee	December 19, 2011

/s/ James M. Oates * James M. Oates	Trustee	December 19, 2011

/s/ Steven M. Roberts* Steven M. Roberts	Trustee	December 19, 2011

* By Power of Attorney

JOHN HANCOCK FUNDS II

By:	/s/ Christopher Sechler

Christopher Sechler
Attorney-In-Fact
Pursuant to Power of Attorney
Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement
On January 31, 2011

Exhibit Index

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document